FINANCIAL ASSETS AND LIABILITIES - Bank loans and bonds (Details) - USD ($) $ in Millions	Dec. 31, 2018	Dec. 31, 2017
Bank loans and bonds
Principal amount outstanding	$ 7,298	$ 11,103
Loan 8.75-10.0%
Bank loans and bonds
Principal amount outstanding	2,051	2,474
Notes 5.2-5.95%
Bank loans and bonds
Principal amount outstanding	1,100	1,554
Notes 3.95-4.95%
Bank loans and bonds
Principal amount outstanding	1,133	1,500
Loan 1.9-2.75%
Bank loans and bonds
Principal amount outstanding	$ 0	752
Notes 7.5%
Bank loans and bonds
Interest rate	7.50%
Principal amount outstanding	$ 417	628
Syndicated loan
Bank loans and bonds
Principal amount outstanding	$ 0	250
Notes 9%
Bank loans and bonds
Interest rate	9.00%
Principal amount outstanding	$ 0	208
Notes 6.25-7.25%
Bank loans and bonds
Principal amount outstanding	$ 1,200	1,200
Eurobonds
Bank loans and bonds
Interest rate	7.748%
Principal amount outstanding	$ 262	543
Loan 0.35-0.8%
Bank loans and bonds
Principal amount outstanding	256	379
Loan 1.9%
Bank loans and bonds
Principal amount outstanding	$ 137	212
Senior notes 8.6%
Bank loans and bonds
Interest rate	8.60%
Principal amount outstanding	$ 300	300
Loan 3.0-4.25%
Bank loans and bonds
Principal amount outstanding	146	0
Other loans
Bank loans and bonds
Principal amount outstanding	$ 296	$ 1,103
Minimum | Loan 8.75-10.0%
Bank loans and bonds
Interest rate	8.75%
Minimum | Notes 5.2-5.95%
Bank loans and bonds
Interest rate	5.20%
Minimum | Notes 3.95-4.95%
Bank loans and bonds
Interest rate	3.95%
Minimum | Notes 6.25-7.25%
Bank loans and bonds
Interest rate	6.25%
Minimum | Eurobonds
Bank loans and bonds
Interest rate		7.748%
Maximum | Loan 8.75-10.0%
Bank loans and bonds
Interest rate	10.00%
Maximum | Notes 5.2-5.95%
Bank loans and bonds
Interest rate	5.95%
Maximum | Notes 3.95-4.95%
Bank loans and bonds
Interest rate	4.95%
Maximum | Notes 6.25-7.25%
Bank loans and bonds
Interest rate	7.25%
Maximum | Eurobonds
Bank loans and bonds
Interest rate		9.10%
3m EURIBOR | Minimum | Loan 1.9-2.75%
Bank loans and bonds
Spread on interest rate basis	1.90%
3m EURIBOR | Maximum | Loan 1.9-2.75%
Bank loans and bonds
Spread on interest rate basis	2.75%
1m LIBOR | Syndicated loan
Bank loans and bonds
Spread on interest rate basis	2.25%
6m LIBOR | Loan 1.9%
Bank loans and bonds
Spread on interest rate basis	1.90%
6m KIBOR | Minimum | Loan 0.35-0.8%
Bank loans and bonds
Spread on interest rate basis	0.35%
6m KIBOR | Maximum | Loan 0.35-0.8%
Bank loans and bonds
Spread on interest rate basis	0.80%
Average bank deposit rate | Minimum | Loan 3.0-4.25%
Bank loans and bonds
Spread on interest rate basis	0.30%
Average bank deposit rate | Maximum | Loan 3.0-4.25%
Bank loans and bonds
Spread on interest rate basis	4.25%